SUBSEQUENT EVENTS (Details Narrative) - Subordinate voting shares [member] - shares	Jul. 15, 2025	Jun. 30, 2025	Apr. 24, 2025	May 27, 2024	Apr. 09, 2024
IfrsStatementLineItems [Line Items]
Number of shares granted		840,762	652,767	450,000
Consultant [member]
IfrsStatementLineItems [Line Items]
Number of shares granted					100,000
Consultant [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Number of shares granted	20,000